Share-Based Payments and Long-term Incentive Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment and LTIP expense	$ 5.5	$ 0.6
Accrued expenses and other payables (4)	$ 214.4	201.8
Weighted Average Exercise Price	$ 0.001
Number of options granted	10,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 5.5	0.6
Long-term incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued expenses and other payables (4)	7.6	$ 1.6
Management equity plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	7.5
Unrecognized Share Based Compensation Expense	$ 27.5